Operating Leases	12 Months Ended
Dec. 31, 2011
Operating Leases

Note 20 — Operating Leases

The Company leases its office space under an operating lease expiring in December 2013, with future minimum lease payments as indicated in the table below:

Years ending December 31:
2012	$79,413
2013	71,895
2014	—
Thereafter	—
Total future minimum lease payments	$151,308

For the years ended December 31, 2011 and 2010, the Company incurred rent expense of approximately $65,000 and $77,000, respectively.